Bank and Other Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	June 30, 2026	December 31, 2025
	US$	US$
At beginning of the year	-	182,391
Disposal of controlling interest in subsidiaries	-	(191,270)
Payment	-	(9,673)
Currency alignment	-	18,552
At end of the year	-	-